Leases (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Apr. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018	Jan. 31, 2021
Lessee, Lease, Description [Line Items]
Rent expense per month	$ 1,491	$ 37,072				$ 61,786
Operating lease extended term		this lease was extended for a period of twenty-four months with a monthly lease payment of $37,072.
Lease description				In April 2020, the Company entered into a 60-month lease agreement for office furniture under a lease classified as a financing lease as title of the furniture transfers to the Company at the end of the lease term. Monthly lease payments are $1,491. The leased furniture is amortized on a straight-line basis over 7 years. The imputed interest rate relating to the lease obligation is 6.12% and the maturity date is March 2025.
Percentage of imputed interest rat, lease obligation					6.12%
Kansas City Office [Member]
Lessee, Lease, Description [Line Items]
Lease term			5 years
Lease incentive by lessor of tenant improvements			$ 201,600
Kansas City Office [Member] | Minimum [Member]
Lessee, Lease, Description [Line Items]
Rent expense per month			30,453
Kansas City Office [Member] | Maximum [Member]
Lessee, Lease, Description [Line Items]
Rent expense per month			$ 33,145
Office Facilities Space [Member]
Lessee, Lease, Description [Line Items]
Lease term							3 years
Rent expense per month				$ 3,000	$ 3,000